Financial Instruments - Summary of Detailed Information about Maturity Analysis of Obligation under Leases (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Less than 1 year [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 929,832	$ 33,519	$ 875,563
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	158,925,804	5,729,121	151,252,482
1-5 years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	2,585,624	93,209	1,779,041
5 to 10 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	1,731,995	62,437	1,422,331
10 to 15 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	883,335	31,843	776,735
15 to 20 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	802,765	28,939	674,446
More than 20 Years [member] | Obligation under leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities undiscounted amounts	$ 1,511,507	$ 54,488	$ 1,214,789